Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 116,479	$ 39,611	$ 49,081	$ 65,037	$ 34,916
Collaboration receivables (includes related party amounts of $1,024 and $1,840 at December 31, 2011 and 2012, respectively)	4,103	2,776		1,660
Related party receivable		0
Prepaid expenses and other current assets	2,179	1,474		1,044
Total current assets	122,761	43,861		67,741
Property and equipment, net	3,564	4,059		4,911
Restricted cash	913	913		912
Related party receivables		233		225
Other assets	22	146
Total assets	127,260	49,212		73,789
Current liabilities:
Accounts payable	891	642		1,914
Accrued expenses (includes related party amounts of $833 and $861 at December 31, 2011 and 2012, respectively)	5,126	6,153		4,513
Deferred revenue	2,351	27,840		10,946
Deferred rent	499	499		483
Notes payable, net of discount	7,656	3,668		5,997
Total current liabilities	16,523	38,802		23,853
Deferred revenue, net of current portion	6,205	6,760		33,350
Deferred rent, net of current portion	2,463	2,837		3,335
Notes payable, net of current portion and discount	10,979	16,525
Warrants to purchase redeemable convertible preferred stock		1,422		1,046
Warrants to purchase common stock	16,526	5,229		3,347
Total liabilities	52,696	71,575		64,931
Commitments and contingencies (Note 7)
Redeemable convertible preferred stock (Note 8)		268,610		241,549
Stockholders' deficit:
Common stock, $0.001 par value: 104,013,161 shares authorized; 2,393,458 and 2,432,155 shares issued and outstanding at December 31, 2011 and 2012, respectively	35	3		3
Additional paid-in capital	248,750	0
Accumulated deficit	(174,221)	(290,976)		(232,694)
Total stockholders' equity (deficit)	74,564	(290,973)		(232,691)	(248,817)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 127,260	$ 49,212		$ 73,789